NOTE 1 NATURE OF ACTIVITIES AND SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
NOTE 1 NATURE OF ACTIVITIES AND SIGNIFICANT ACCOUNTING POLICIES

NOTE 1 – NATURE OF ACTIVITIES AND SIGNIFICANT ACCOUNTING POLICIES

Nature of Activities, History and Organization:

On August 10, 2010 Phoenix Medical Software, Inc. (formerly Triple A Medical, Inc.) announced a merger with Grand Silver, Inc., a Cayman Islands company. Phoenix Medical Software then changed its name to Phoenix Medical Software, Inc. from Triple A Medical, Inc. The Prospectus stated that 9,513,667 shares of Grand Silver, Inc. common stock at $0.001 par value, would be exchanged for all the outstanding stock of Phoenix Medical, (14,270,500), in effect a two-for-three reverse stock split. The merger would be effective upon Phoenix Medical, changing its corporate domicile from Nevada to the Caymans Islands. This was effective on January 28, 2011. All share and per share amounts herein have been retroactively restated to reflect the split.

Significant Accounting Policies:

Phoenix Medical’s management applies accounting principles generally accepted in the United States of America. The application of accounting principles requires the estimating, matching and timing of revenue and expense. The accounting policies used conform to generally accepted accounting principles which have been consistently applied in the preparation of these financial statements.

The consolidated financial statements and notes are representations of Phoenix Medical’s management which is responsible for their integrity and objectivity. Management further acknowledges that it is solely responsible for adopting sound accounting practices, establishing and maintaining a system of internal accounting control and preventing and detecting fraud. The Company's system of internal accounting control is designed to assure, among other items, that 1) recorded transactions are valid; 2) valid transactions are recorded; and 3) transactions are recorded in the proper period in a timely manner to produce financial statements which present fairly the financial condition, results of operations and cash flows of Phoenix Medical for the respective periods being presented.

Basis of Presentation

Phoenix Medical prepares its consolidated financial statements on the accrual basis of accounting. Phoenix Medical consolidates its wholly owned subsidiary All intercompany balances and transactions are eliminated. The Company consolidated its financial statements until September 30, 2011. However, due to the sale of the Company’s wholly owned subsidiary Phoenix Ortho, LLC on September 30, 2011, the Company has reported results from operations for the year ending December 31, 2011 and has reported the balance sheet of only Phoenix Medical Software, Inc. at December 31, 2011 And 2012

Cash and Cash Equivalents

Cash and cash equivalents includes cash in banks with original maturities of three months or less and are stated at cost which approximates market value, which in the opinion of management, are subject to an insignificant risk of loss in value.

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Fair Value of Financial Instruments

The carrying amounts of cash, cash equivalents, accounts receivable, accounts payable and notes payable approximate their fair values due to the short-term maturities of these instruments.

Property and Equipment

Property and equipment are carried at the cost of acquisition or construction and depreciated over the estimated useful lives of the assets. Costs associated with repair and maintenance are expensed as incurred. Costs associated with improvements which extend the life, increase the capacity or improve the efficiency of our property and equipment are capitalized and depreciated over the remaining life of the related asset. Gains and losses on dispositions of equipment are reflected in operations. Depreciation is provided using the straight-line method over the estimated useful lives of the assets, which is 3 years.

Software Development Costs

Phoenix Medical follows FASB ASC 985-20, “Costs of Software to be Sold, Leased or Marketed.” In accordance with ASC 985-20, internal costs incurred to create computer software are charged to expense when incurred until technological feasibility has been established for the product. Technological feasibility is established upon completion of a detailed program design or, in its absence, completion of a working model. After technological feasibility is established, the costs of coding and testing and other costs of producing product masters are capitalized. Cost capitalization ceases when the product is available for general release to customers.

Capitalized software costs are amortized on a product-by-product basis, starting when the product is available for general release to customers. Annual amortization is the greater of straight-line over the product's estimated useful life or the percent of the product's current-year revenues as compared to the product's anticipated future revenues.

Capitalized software costs are evaluated for impairment on a product-by-product basis by a comparison of the unamortized capitalized costs to the product's net realizable value. The amount by which the unamortized capitalized costs exceed the net realizable value is recognized as an impairment charge.

Revenue Recognition

Phoenix Medical recognizes revenue when persuasive evidence of an arrangement exists, delivery has occurred or services have been rendered, the price is fixed or determinable, and collectability is reasonably assured, FASB ASC 605-25. Phoenix Medical recognizes revenue under multiple deliverable arrangements from installation and other services as the services are performed.

Our software products are modified and customized to each specific customer. As a result, the service element is essential to the functionality of the software license. Consequently, we recognize revenue upon completion of specific contractual milestones or by using the percentage-of-completion method. Typically, we recognize 40% of the revenue upon delivery of the software; 40% on the completion of the installation, which generally takes from four to six weeks and 20% upon the completion of training and the “go live” date.

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Accounts Receivable:

Accounts receivable are carried at their face amount, less an allowance for doubtful accounts.  On a periodic basis, the Company evaluates accounts receivable and establishes the allowance for doubtful accounts based on a combination of specific customer circumstances and credit conditions, based on a history of write offs and collections.  The Company’s policy is generally not to charge interest on trade receivables after the invoice becomes past due.  A receivable is considered past due if payments have not been received within agreed upon invoice terms.  The Company provided an allowance for all receivables that were greater than 90 days old. Allowances for Doubtful Accounts totaled $0 at December 31, 2012 and December 31, 2011.  Write-offs were recorded at a time when a customer receivable was deemed uncollectible. As of December 31, 2012, $216,825 was written off as uncollectible.

Income Taxes

Income taxes are computed using the asset and liability method.  Under the asset and liability method, deferred income tax assets and liabilities are determined based on the differences between the financial reporting and tax bases of assets and liabilities and are measured using the currently enacted tax rates and laws.  A valuation allowance is provided for the amount of deferred tax assets that, based on available evidence, are not expected to be realized.

Earnings (Loss) per Share

Earnings (loss) per share (basic) is calculated by dividing the net income (loss) by the weighted average number of common shares outstanding for the period covered. As Phoenix Medical has no potentially dilutive securities, fully diluted earnings (loss) per share is identical to earnings (loss) per share (basic).

Recent Accounting Pronouncements:

The Company does not expect the adoption of recently issued accounting pronouncements to have a significant impact on the Company’s results of operations, financial position or cash flow.